Trade Receivables	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Trade Receivables
3.	Trade Receivables

Trade receivables are summarized as follows:

	December 31
	2017	2016
	(Millions of yen)
Notes	37,077	28,811
Accounts	627,173	623,722

	664,250	652,533
Less allowance for doubtful receivables	(13,378)	(11,075)

	650,872	641,458